Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Initial Class
April 30, 2022
Prospectus

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Katherine Shaw (co-manager) has managed the fund since August 2017.

Jordan Michaels (co-manager) has managed the fund since July 2022.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Consumer Discretionary Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jordan Michaels is co-manager of VIP Consumer Discretionary Portfolio, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.

Katherine Shaw is co-manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

VIPFCI-22-02 1.765122.164	July 11, 2022

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Investor Class
April 30, 2022
Prospectus

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Katherine Shaw (co-manager) has managed the fund since August 2017.

Jordan Michaels (co-manager) has managed the fund since July 2022.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for Consumer Discretionary Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jordan Michaels is co-manager of VIP Consumer Discretionary Portfolio, which he has managed since July 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.

Katherine Shaw is co-manager of VIP Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

It is expected that Ms. Shaw will transition off the fund effective on or about September 30, 2022. At that time, Mr. Michaels will assume sole portfolio manager responsibilities for the fund.

VIPINVF-22-02 1.824639.143	July 11, 2022